Interim Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Operating revenue	$ 6,767,591	$ 10,588,835
Cost of revenue	(5,805,607)	(7,740,725)
Gross profit from operations	961,984	2,848,110
Operating expenses
Selling expenses	(282,670)	(607,807)
Administrative expenses	(2,536,548)	(1,620,373)
Research and development expenses	(91,887)	(466,351)
Total operating expenses	(2,911,105)	(2,694,531)
Net operating (loss) income	(1,949,121)	153,579
Non-operating income and expenses
Other gains (losses), net	272,926	(41,575)
Finance costs	(137,437)	(210,043)
Interest income	12,035	75,150
Foreign exchange gains	33,519	37,546
Non-operating income and expenses, net	181,043	(138,922)
(Loss) profit before income tax	(1,768,078)	14,657
Income tax credit (expense)	200,287	(9,420)
(Loss) profit after income tax	(1,567,791)	5,237
Component of other comprehensive income that will be reclassified to profit or loss
Exchange differences on translation of foreign operations	39,300	(78,120)
Total comprehensive (loss) income	$ (1,528,491)	$ (72,883)
Basic and diluted
(Loss) earnings per share, Basic	$ (0.39)	$ 0.00
(Loss) earnings per share, Diluted	$ (0.39)	$ 0.00